Loans and Allowance for Credit Losses [Text Block]	6 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]
4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES
Loans at March 31, 2020 and September 30, 2020 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2020	September 30, 2020
	(in millions)
Domestic:
Manufacturing	¥11,448,778	¥13,580,404
Construction	733,212	729,357
Real estate	12,054,671	12,254,948
Services	2,585,111	2,915,608
Wholesale and retail	7,504,561	7,778,422
Banks and other financial institutions (1)	5,161,093	5,043,357
Communication and information services	1,572,344	1,486,217
Other industries	8,673,871	9,420,430
Consumer	15,319,721	14,962,766

Total domestic	65,053,362	68,171,509

Foreign:
Governments and official institutions	726,347	692,943
Banks and other financial institutions (1)	11,788,225	10,700,402
Commercial and industrial	32,565,030	29,877,321
Other	8,404,062	7,625,703

Total foreign	53,483,664	48,896,369

Unearned income, unamortized premiums—net and deferred loan fees—net	(350,287)	(319,759)

Total (2)	¥118,186,739	¥116,748,119

Notes:	(1)	Loans to
so-called
“non-bank
finance companies” are generally included in the “Banks and other financial institutions” category.
Non-bank
finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥344,790 million at March 31, 2020 and ¥315,142 million at September 30, 2020, respectively.
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings, Bank of Ayudhya Public Company Limited (“Krungsri”), and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2020 for further information. Effective as of April 1, 2020, all of the domestic classes within the Commercial segment were combined into one class.
Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2020 for further information.
The information on nonaccrual loans by class at March 31, 2020 and September 30, 2020, and recognized interest income on nonaccrual loans by class for the six months ended September 30, 2020 are shown below:

March 31, 2020:	Nonaccrual Loans (1)
(in millions)
Commercial
Domestic	¥312,972
Foreign	127,001
Residential	63,998
Card	61,172
MUAH	35,840
Krungsri	149,732
Other	27,754

Total	¥778,469

	Recorded Loan Balance
September 30, 2020:	Nonaccrual Loans (1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses (2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥357,412	¥112,770	¥2,229
Foreign	184,317	53,354	2,061
Residential	71,976	4,188	488
Card	62,012	641	20
MUAH	63,782	16,007	483
Krungsri	172,239	3,338	3,498
Other	43,464	—	3,153

Total	¥955,202	¥190,298	¥11,932

Notes:	(1)	Nonaccrual loans in the above table do not include loans held for sale of ¥330 million and ¥6,767 million at March 31, 2020 and September 30, 2020, respectively, and do not include loans acquired with deteriorated credit quality of ¥25,427 million at March 31, 2020.
(2)	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
Troubled Debt Restructurings
The following table summarizes the MUFG Group’s TDRs by class for the six months ended September 30, 2019 and 2020:

Six months ended September 30, 2019:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥20,607	¥20,607	¥6,342
Foreign	29,360	29,360	—
Residential (1)(3)	3,215	3,215	27
Card (2)(3)	11,900	11,362	1,825
MUAH (2)(3)	18,766	18,656	4,572
Krungsri (2)(3)	16,724	16,695	3,815
Other (2)	5,117	5,117	—

Total	¥105,689	¥105,012	¥16,581

Six months ended September 30, 2020:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial (1)(3)
Domestic	¥43,717	¥43,717	¥9,280
Foreign	10,292	10,292	3,940
Residential (1)(3)	27,985	27,985	41
Card (2)(3)	10,694	10,185	1,556
MUAH (2)(3)	13,958	13,920	3,113
Krungsri (2)(3)	9,130	9,130	1,875
Other (2)(3)	7,121	7,109	180

Total	¥122,897	¥122,338	¥19,985

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
	(2)	TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.
	(3)
For the six months ended September 30, 2019, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card segment, and some combination thereof were the primary concession type in the MUFG Americas Holdings and Krungsri segments. For the six months ended September 30, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card and Other segments and forbearance was the primary concession type in the MUFG Americas Holdings segment.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. The amount of pre-modification
outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2019 and 2020 was not material.
TDRs for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.
TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, MUFG Americas Holdings, Krungsri and Other segments, the TDRs in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUFG Americas Holdings segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.
In the MUFG Americas Holdings segment, TDR accounting was suspended for loan modifications that occurred from March 1, 2020, through June 30, 2020, where
COVID-19
related modifications were granted to loans that were current as of December 31, 2019, based on the Coronavirus Aid, Relief, and Economic Security Act, or where
COVID-19
related short-term modifications (i.e., six months or less) were granted to loans that were current as of the loan modification date, based on interagency statements issued by the U.S. federal bank regulatory agencies. These loan modifications were primarily payment deferrals, and the related borrowers’ past due and nonaccrual status will not be impacted during the deferral period. Interest income will continue to be recognized over the contractual life of the loan.
In the Krungsri segment, TDR accounting was suspended for loan modifications that occurred during the six months ended June 30, 2020, where
COVID-19
related short-term modifications (i.e., six months or less) were granted to loans that were current as of the loan modification date, based on interagency statements issued by the U.S. federal bank regulatory agencies. These loan modifications included payment deferrals and reductions in stated rate, and the related borrowers’ past due and nonaccrual status will not be impacted during the deferral period. Interest income will continue to be recognized over the contractual life of the loan.
Credit Quality Indicator
Credit quality indicators of loans by class at March 31, 2020 are shown below:

At March 31, 2020:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total (1)
	(in millions)
Commercial
Domestic	¥49,695,889	¥1,186,044	¥220,245	¥51,102,178
Foreign	34,719,041	636,523	128,073	35,483,637
Loans acquired with deteriorated credit quality	8,255	9,739	18,978	36,972

Total	¥84,423,185	¥1,832,306	¥367,296	¥86,622,787

	Accrual	Nonaccrual	Total (1)
	(in millions)
Residential	¥13,256,744	¥61,746	¥13,318,490
Card	¥504,357	¥61,286	¥565,643

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total (1)(2)
	(in millions)
MUAH	¥4,590,805	¥15,119	¥4,877,863	¥87,648	¥84,033	¥9,655,468

	Performing	Under- Performing	Non-Performing	Total (1)
	(in millions)
Krungsri	¥6,241,696	¥508,847	¥161,047	¥6,911,590

	Accrual	Nonaccrual	Total (1)
	(in millions)
Other	¥1,086,517	¥31,376	¥1,117,893
Credit quality indicators of loans and year of origination by class at September 30, 2020 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total (1)
At September 30, 2020:	2020	2019	2018	2017	2016	Prior
	(in millions)
Commercial:	¥21,726,648	¥13,635,192	¥10,586,577	¥6,294,885	¥5,423,100	¥8,805,508	¥19,434,719	¥14,706	¥85,921,335
Domestic	17,012,671	8,041,145	6,880,626	4,386,030	4,136,969	6,499,262	7,591,943	—	54,548,646
Normal	16,731,403	7,793,705	6,708,236	4,212,921	4,037,026	6,019,442	7,294,686	—	52,797,419
Close Watch	266,470	231,540	155,590	158,486	75,883	347,677	273,753	—	1,509,399
Likely to become Bankrupt or Legally/Virtually Bankrupt	14,798	15,900	16,800	14,623	24,060	132,143	23,504	—	241,828
Foreign	4,713,977	5,594,047	3,705,951	1,908,855	1,286,131	2,306,246	11,842,776	14,706	31,372,689
Normal	4,592,892	5,467,471	3,572,056	1,811,264	1,223,744	2,138,758	11,664,163	14,706	30,485,054
Close Watch	115,006	74,537	106,742	91,792	60,835	90,305	165,238	—	704,455
Likely to become Bankrupt or Legally/Virtually Bankrupt	6,079	52,039	27,153	5,799	1,552	77,183	13,375	—	183,180
Residential	¥257,477	¥748,682	¥779,669	¥875,938	¥1,312,073	¥9,083,685	¥35,158	¥8	¥13,092,690
Accrual	257,309	748,210	779,153	875,057	1,310,291	9,019,418	32,916	—	13,022,354
Nonaccrual	168	472	516	881	1,782	64,267	2,242	8	70,336
Card	¥615	¥1,350	¥2,226	¥651	¥177	¥7,807	¥447,708	¥59,329	¥519,863
Accrual	559	1,183	1,890	330	69	6,623	432,578	14,619	457,851
Nonaccrual	56	167	336	321	108	1,184	15,130	44,710	62,012
MUAH (2)	¥812,392	¥1,640,547	¥1,141,188	¥1,157,236	¥989,283	¥1,634,056	¥1,947,184	¥—	¥9,321,886
Credit Quality Based on the Number of Delinquencies
Accrual	224,531	815,376	480,089	771,203	692,337	854,594	155,253	—	3,993,383
Nonaccrual	—	323	539	862	862	19,285	431	—	22,302
Credit Quality Based on Internal Credit Ratings
Pass	578,811	774,425	577,062	367,717	281,755	663,880	1,652,947	—	4,896,597
Special Mention	3,663	44,066	69,492	11,313	13,683	45,790	73,155	—	261,162
Classified	5,387	6,357	14,006	6,141	646	50,507	65,398	—	148,442
Krungsri	¥773,460	¥1,369,075	¥1,112,319	¥617,690	¥334,566	¥509,080	¥2,101,674	¥11,964	¥6,829,828
Performing	751,398	1,261,184	972,167	528,286	283,029	407,251	1,932,692	—	6,136,007
Under-performing	19,249	81,332	108,811	71,709	37,575	61,834	141,072	—	521,582
Non-performing	2,813	26,559	31,341	17,695	13,962	39,995	27,910	11,964	172,239
Other	¥204,235	¥267,571	¥142,773	¥57,223	¥17,434	¥12,055	¥365,843	¥—	¥1,067,134
Accrual	203,021	256,046	132,678	53,381	16,357	11,201	350,986	—	1,023,670
Nonaccrual	1,214	11,525	10,095	3,842	1,077	854	14,857	—	43,464

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUFG Americas Holdings do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans which are not individually rated totaling ¥365 million and nil at March 31, 2020 and September 30, 2020, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.
For a discussion and explanation of the MUFG Group’s credit quality indicator, see Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2020. Effective as of April 1, 2020, the category of the Krungsri segment’s credit quality indicator was changed to Performing, Under-performing, and
Non-performing.
Loans categorized as Under-performing generally represent those that have significant increases in credit risk since origination, including, among other things, loans with the 30 days or more past due, and loans categorized as
Non-performing
generally represent those with 90 days or more past due. The above table showing the loans within the Krungsri segment by credit quality indicator category as of March 31, 2020 has been restated based on the new categories.
For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2020 and September 30, 2020 are based on information as of March 31, 2020 and September 30, 2020, respectively. For the MUFG Americas Holdings, Krungsri and Other segments, credit quality indicators at March 31, 2020 and September 30, 2020 are generally based on information as of December 31, 2019 and June 30, 2020, respectively.
Past Due Analysis
Ages of past due loans by class at March 31, 2020 and September 30, 2020 are shown below:

At March 31, 2020:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,215	¥26,971	¥36,186	¥51,065,992	¥51,102,178	¥4,720
Foreign	9,927	23,548	33,475	35,450,162	35,483,637	164
Residential	48,404	15,443	63,847	13,248,278	13,312,125	6,288
Card	14,735	29,997	44,732	518,008	562,740	—
MUAH	31,052	14,435	45,487	9,603,339	9,648,826	2,101
Krungsri	160,253	129,186	289,439	6,616,104	6,905,543	—
Other	16,442	24,348	40,790	1,069,186	1,109,976	—

Total	¥290,028	¥263,928	¥553,956	¥117,571,069	¥118,125,025	¥13,273

At September 30, 2020:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans (1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥15,794	¥23,739	¥39,533	¥54,509,113	¥54,548,646	¥5,211
Foreign	16,084	35,918	52,002	31,320,687	31,372,689	331
Residential	45,852	33,119	78,971	13,013,719	13,092,690	13,015
Card	12,262	29,905	42,167	477,696	519,863	—
MUAH	65,796	20,346	86,142	9,235,744	9,321,886	7,867
Krungsri	198,923	130,468	329,391	6,500,437	6,829,828	—
Other	26,290	38,887	65,177	1,001,957	1,067,134	—

Total	¥381,001	¥312,382	¥693,383	¥116,059,353	¥116,752,736	¥26,424

Note:	(1)	At March 31, 2020, total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. At September 30, 2020, total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
Allowance for Credit Losses
Effective as
o
f April 1, 2020, the MUFG Group adopted new guidance on measurement of credit losses on financial instruments. See Note 1 for more information.
Under the new guidance, the MUFG Group maintains an allowance for credit losses, which is a valuation account that is deducted from the amortized cost basis of the loans to present the net amount expected to be collected on the loans. The amount necessary to adjust the allowance for credit losses for management’s current estimate of expected credit losses on loans is reported in net income as a credit loss expense.
The methodologies used to estimate the allowance for the major portfolio segments are as follows:
Commercial segment
In the Commercial segment, expected credit losses of loans are measured on a collective basis when similar risk characteristics exist. Risk characteristics that are considered for aggregation of loans include internal credit ratings, geographical location, and industry of the borrower. The collectively-assessed allowance is measured over the contractual term of the loans that is adjusted for expected prepayments, using probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”) loss forecasting model, which is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables such as gross domestic product and unemployment rate. The PD is determined as the marginal PD that denotes the likelihood that a borrower is observed to experience the default during a defined period of time, based on internal credit rating, geographical location, or industry of the borrower.
The LGD is determined as the estimated loss on the loan that would be realized upon the default of the borrower, mainly based on the historical experience of collections against loans in default. The PD and LGD are continually reviewed to determine the appropriate level of the allowance for credit loss. The qualitative adjustment is made to cover losses that are expected but not adequately captured in the quantitative forecasting model or economic assumptions, considering factors such as borrowers’ ability to make scheduled payments, loans’ remaining time to maturity and extent of prepayments, the volume and severity of past due loans, changes in lending policy and procedures, the industry in which a borrower operates, and changes in other external factors. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information on a straight-line basis over two-year
period. When a loan does not share risk characteristics with other loans, expected credit losses for that loan are measured on an individual basis. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s original effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured on an individual basis. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by discounting the estimated future cash flows using the original effective interest rate of the loans prior to modification.
Residential segment
In the Residential segment, the loans are comprised of smaller-balance homogeneous loans and expected credit losses of loans are measured on a collective basis. The allowance for credit losses is measured over the contractual term of the loans that is adjusted for expected prepayments, using state transition probability matrix, which captures delinquency status changes and prepayments by loans’ remaining term, and is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables, such as unemployment rate. The LGD is also used to capture the estimated loss on the loan that would be realized upon the default of the borrower. The allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information on a straight-line basis over two-year
period.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured on an individual basis. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by discounting the estimated future cash flows using the original effective interest rate of the loans prior to modification.
Card segment
In the Card segment, the loans are smaller-balance homogeneous loans and expected credit losses of loans are measured on a collective basis. The allowance for credit losses is measured over the contractual term of the loans that is adjusted for expected prepayments, using state transition probability matrix, which captures delinquency status changes and prepayments by loans’ remaining term, and is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables, such as unemployment rate. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured on an individual basis, and the allowance for credit losses is determined using the discounted cash flow method whereby the estimated future cash flows are discounted using the original effective interest rate of the loans prior to modification.
MUFG Americas Holdings segment
In the MUFG Americas Holdings segment, expected credit losses are measured on a collective basis when similar risk characteristics exist. The allowance for credit loss is calculated as the product of PD, LGD, and EAD modeled parameters that are projected on a monthly basis over the assets’ remaining contractual lives. The sum of each month’s expected loss calculation results in the collectively-assessed allowance estimate. Expected loss models use historical loss information and a variety of economic assumptions that considers economic variables such as gross domestic product and unemployment rate, to estimate PD, LGD, and EAD. These models are tailored to different loan segments, classes and products by changing the economic variables or their weighting in the calculation used to estimate expected losses. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information on a straight-line basis over two-year
period. Loans that do not share risk characteristics are evaluated individually to determine the allowance balance. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
Management implements qualitative adjustments to the collectively-assessed allowance to account for the risks not incorporated in the model between current conditions and those reflected in the historical loss information used to estimate the models. These qualitative factors include changes in credit policies, problem loan trends, identification of new risks not incorporated into the modeling framework, credit concentrations, changes in lending management and other external factors. Qualitative adjustments are also used to adjust the collectively-assessed allowance to account for risks attributed to imprecision in the economic forecast and when risks emerge that impact specific portfolio components (i.e., natural disasters).
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured either individually or in pools with similar risk characteristics. The allowance for individually assessed TDR loans can be measured using a discounted cash flow methodology, or by evaluating the fair value of the collateral, if collateral dependent. When the value of a concession cannot be measured using a method other than the discounted cash flow method, the value of a concession is measured by discounting the expected future cash flows at the original interest rate of the loan.
Krungsri segment
In the Krungsri segment, expected credit losses are measured on a collective basis for portfolios of loans that share similar economic risk characteristics. Expected credit losses are a probability-weighted estimate of the present value of credit losses. These are measured as the present value of the difference between the cash flows under the contract and the cash flows expected to be received arising from the weighting of multiple future economic scenarios that considers economic variables such as gross domestic product and unemployment rate, discounted at the loan’s effective interest rate. The qualitative adjustment is made where considered appropriate. Loans that do not share risk characteristics are evaluated individually to determine the allowance balance. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s original effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured on an individual basis. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by using the discounted cash flow method whereby the estimated future cash flows are discounted using the original effective interest rate of the loans prior to modification.
In all segments, when estimating the allowance for credit losses, significant management assumptions are incorporated in economic variables, qualitative adjustments, or both to capture the heightened volatility and uncertainty in the economy due to the
COVID-19
pandemic.
Changes in the allowance for credit losses of loans by portfolio segment for the six months ended September 30, 2019 and 2020 are shown below:

Six months ended September 30, 2019:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥—	¥658,184
Provision for credit losses	28,388	130	14,456	17,950	24,902	16,295	102,121
Charge-offs	29,033	2,093	12,715	16,266	36,240	6,223	102,570
Recoveries collected	15,612	355	721	2,791	11,115	2,420	33,014

Net charge-offs	13,421	1,738	11,994	13,475	25,125	3,803	69,556
Other (1)	(3,410)	—	—	(1,613)	3,568	1,379	(76)

Balance at end of period	¥401,172	¥37,018	¥35,012	¥55,443	¥148,157	¥13,871	¥690,673

Six months ended September 30, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Effect of adopting new guidance on measurement of credit losses on financial instruments (2)	83,828	49,494	14,262	25,037	118,333	32,750	323,704
Provision for (reversal of) credit losses	37,154	(947)	8,822	89,812	47,529	27,436	209,806
Charge-offs	34,833	997	11,230	17,453	44,882	25,795	135,190
Recoveries collected	3,362	7	486	1,749	11,405	2,528	19,537

Net charge-offs	31,471	990	10,744	15,704	33,477	23,267	115,653
Other (1)	(3,968)	—	—	(1,757)	(10,860)	(2,277)	(18,862)

Balance at end of period	¥567,818	¥82,303	¥47,520	¥156,383	¥291,151	¥63,360	¥1,208,535

Notes:	(1)	Other is principally comprised of gains or losses from foreign exchange translation.
	(2)	See Note 1 for more information.
Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2020 are shown below:

At March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥364,079	¥12,651	¥19,799	¥5,977	¥30,198	¥5,073	¥437,777
Collectively evaluated for impairment	108,100	21,130	15,369	53,013	139,401	22,566	359,579
Loans acquired with deteriorated credit quality (2)	10,096	965	12	5	27	1,079	12,184
Total	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Loans:
Individually evaluated for impairment	¥944,988	¥92,448	¥65,292	¥67,719	¥98,959	¥17,512	¥1,286,918
Collectively evaluated for impairment	85,640,827	13,219,677	497,448	9,581,107	6,806,584	1,092,464	116,838,107
Loans acquired with deteriorated credit quality (2)	36,972	6,365	2,903	7,007	6,047	7,917	67,211
Total (1)	¥86,622,787	¥13,318,490	¥565,643	¥9,655,833	¥6,911,590	¥1,117,893	¥118,192,236

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.
The MUFG Group sold ¥816 billion and ¥613 billion of loans within the Commercial segment during the six months ended September 30, 2019 and 2020, respectively.
The MUFG Group consolidates certain subsidiaries based on financial information for the year ended December 31 as this date and MUFG’s fiscal year which ends on March 31 have been treated as coterminous. For the six months
ended September 30, 2020, the effect of recording a provision for credit losses and a provision for off-balance
sheet credit instruments as an intervening event for the three-month period ended September 30, 2020 would have been approximately ¥40 billion and would have resulted in a decrease of ¥24 billion to net income attributable to Mitsubishi UFJ Financial Group.
Collateral Dependent Loans
The MUFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date.
As of September 30, 2020, for the Commercial, MUFG Americas Holdings, Krungsri and Other segments, collateral relating to these loans comprised of real estate, exchange traded equity securities and deposits, etc., and primarily collateral type was real estate. For the Residential segment, collateral on these loans was mainly real estate. There were no significant changes in the extent to which collateral secures these loans for the six months.

Other Financial Receivable
Accounts receivable-Other, which is one of the components in Other assets in Note 14 to the consolidated financial statements for the fiscal year ended March 31, 2020, of ¥1,117,650 million as of September 30, 2020, were primarily comprised of receivables relating to card business. The provision or reversal of the allowance for credit losses relating to the receivables was included in
Non-interest
expense on the condensed consolidated statements of income. The receivables relating to card business included ¥5,288 million of past due receivables
(1-3
months past due receivables of ¥1,931 million and
greater than
3 months past due receivables of ¥3,357 million) as of September 30, 2020, and the credit quality for these receivables is primarily evaluated based on the extent of past due.
The outstanding balance of these account receivables are presented on a net basis after allowance for credit losses. Upon adoption of the new guidance on measurement of credit losses on financial instruments as of April 1, 2020, the amount of the allowance for credit losses increased by ¥10,248 million. The change of allowance for credit losses during the period ended September 30, 2020 is primarily due to provision or reversal of the allowance for the receivables.
There are
de minimis
or zero expected credit losses, for example, for lending and financing transactions, such as Call loans and funds sold, Receivables under resale agreements and Receivables under securities borrowing transactions because the term is short and the credit quality of the borrowers is normal.
Accrued interest receivable
totaled
¥257,551 million as of September 30, 2020
and is
included in Other assets on the condensed consolidated balance sheets.